Related Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Due from Related Parties, Current [Roll Forward]
Beginning Balance	$ 5,123	$ 2,791	$ 2,791
Monies owed to related party for services performed	24,707	21,106
Monies paid	(28,014)	(18,718)
Ending Balance	1,816	5,179	5,123	$ 2,791
Former Interim Chief Executive Officer [Member]
Due from Related Parties, Current [Roll Forward]
Beginning Balance
Monies owed to related party for services performed			66,667	60,000
Monies paid			(66,667)	(60,000)
Ending Balance
Vice President of U.S. Operations [Member]
Due from Related Parties, Current [Roll Forward]
Beginning Balance	5,123	5,972	5,972	(3,200)
Monies owed to related party for services performed			98,196	55,127
Monies paid			(99,045)	(45,955)
Ending Balance			5,123	5,972
Florida General Manager [Member]
Due from Related Parties, Current [Roll Forward]
Beginning Balance		$ 3,942	3,942
Monies owed to related party for services performed			5,980
Monies due from related party for services performed			(26,812)
Monies paid			16,890
Ending Balance				$ 3,942